LONG-TERM DEBT, NET (2012 Studio City Notes) - Additional Information (Detail) - USD ($) $ in Thousands					12 Months Ended
	Mar. 13, 2019	Feb. 04, 2019	Dec. 31, 2018	Nov. 26, 2012	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 22, 2019
Long-term Debt [Line Items]
Total long-term debt			$ 1,625,128		$ 1,625,128	$ 2,025,129
Repayments of long-term debt					400,000	0	$ 95,560
Loss on extinguishment of debt					$ 2,489	$ 0	$ 17,435
2012 Studio City Notes [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Total long-term debt				$ 825,000
Purchase price as percentage of principal				100.00%
Maturity date					Dec. 01, 2020	Dec. 01, 2020
Interest rate per annum			8.50%	8.50%	8.50%
Repayments of long-term debt			$ 400,000
Redemption price as percentage of principal			100.00%
Loss on extinguishment of debt					$ 2,489
Net assets restricted from distribution			$ 1,117,000		$ 1,117,000
2012 Studio City Notes [Member] | Senior Notes [Member] | Subsequent Event [Member]
Long-term Debt [Line Items]
Repayments of long-term debt	$ 208,466	$ 216,534
2012 Studio City Notes [Member] | Senior Notes [Member] | Conditional Tender Offer [Member] | Subsequent Event [Member]
Long-term Debt [Line Items]
Total long-term debt		$ 216,534						$ 425,000